Asset Retirement Obligation (Reconciliation of Asset Retirement Obligation) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning balance			$ 9,513	$ 7,665	$ 7,665	$ 7,665	$ 7,052
Liabilities added from acquisitions			79	1,088		1,088
Liabilities added from drilling			27	244		244	162
Settlements				(3)		(3)	(8)
Accretion expense	150	123	300	519	246	519	459
Asset retirement obligation, ending balance	$ 9,919	$ 7,665	$ 9,919	$ 9,513	$ 7,665	$ 9,513	$ 7,665